SEWARD & KISSEL LLP
901 K Street, N.W.
Suite 800
Washington, DC 20001

Telephone: (202) 737-8833
Facsimile: (202) 737-5184
www.sewkis.com

April 2, 2026

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:	AB Active ETFs, Inc. (the “Company”)
- AB High Yield ETF
- AB Ultra Short Income ETF
- AB Corporate Bond ETF
- AB Core Plus Bond ETF
- AB Short Duration Income ETF
- AB Short Duration High Yield ETF
- AB Core Bond ETF
(successor to Bernstein Intermediate Duration Institutional Portfolio)
- AB Tax-Aware Short Duration Municipal ETF
- AB Tax-Aware Intermediate Municipal ETF
- AB Tax-Aware Long Municipal ETF
- AB California Intermediate Municipal ETF
(successor to California Municipal Portfolio)
- AB New York Intermediate Municipal ETF
(successor to New York Municipal Portfolio)
- AB Disruptors ETF
- AB US High Dividend ETF
- AB US Large Cap Strategic Equities ETF
- AB US Low Volatility Equity ETF
- AB International Low Volatility Equity ETF
- AB International Growth ETF
- AB Conservative Buffer ETF
- AB International Buffer ETF
- AB Moderate Buffer ETF
File Nos. 333-264818 and 811-23799

Dear Sir or Madam:

On behalf of the above-referenced series of the Company (the “Funds”), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933, as amended. In this regard, we certify that the Prospectus and Statement of Additional Information for the Funds that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to the Company’s registration statement that was filed electronically with the Securities and Exchange Commission on March 27, 2026.

Please call me at the above-referenced number if you have any questions regarding the foregoing.

Sincerely,

/s/ Lauren A. Clise
Lauren A. Clise